Quarterly Report
November 30, 2019
MFS®  Blended Research®
International Equity Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace – 0.2%
Ultra Electronics Holdings PLC	28,348	$764,809
Airlines – 0.9%
Air Canada (a)	76,865	$2,896,253
Alcoholic Beverages – 0.3%
Kweichow Moutai Co. Ltd., “A”	6,360	$1,021,908
Apparel Manufacturers – 3.8%
Adidas AG	15,176	$4,727,411
Burberry Group PLC	38,193	1,039,311
LVMH Moet Hennessy Louis Vuitton SE	13,630	6,116,087
		$11,882,809
Automotive – 4.1%
D'Ieteren S.A.	25,153	$1,621,097
Kia Motors Corp.	34,744	1,272,216
Magna International, Inc.	79,309	4,363,581
PSA Peugeot Citroen S.A.	121,737	2,939,859
Stanley Electric Co. Ltd.	61,500	1,702,481
USS Co. Ltd.	48,600	942,207
		$12,841,441
Brokerage & Asset Managers – 0.8%
3i Group PLC	122,228	$1,693,075
ASX Ltd.	15,982	883,304
		$2,576,379
Business Services – 2.5%
Auto Trader Group PLC	159,688	$1,160,712
CGI, Inc. (a)	7,742	643,670
Infosys Ltd.	289,125	2,806,513
IPH Ltd.	280,871	1,582,543
Thomson Reuters Corp.	22,056	1,556,051
		$7,749,489
Chemicals – 0.8%
Mitsubishi Chemical Holdings Corp.	330,800	$2,453,158
Computer Software – 0.7%
Check Point Software Technologies Ltd. (a)	17,549	$2,068,676
Computer Software - Systems – 3.7%
Amadeus IT Group S.A.	12,093	$963,243
Fujitsu Ltd.	38,700	3,518,375
Hitachi Ltd.	137,900	5,417,477
NICE Systems Ltd., ADR (a)	11,507	1,743,195
		$11,642,290
Conglomerates – 0.3%
First Pacific Co. Ltd.	2,522,000	$927,863

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.2%
Anhui Conch Cement Co. Ltd.	264,500	$1,691,127
Ashtead Group PLC	39,384	1,197,026
Techtronic Industries Co. Ltd.	95,500	717,953
		$3,606,106
Consumer Products – 1.9%
Essity AB	99,394	$3,123,525
L'Oréal	10,154	2,893,990
		$6,017,515
Consumer Services – 0.7%
Moneysupermarket.com Group PLC	484,987	$2,135,813
Containers – 0.4%
Brambles Ltd.	141,278	$1,199,284
Electrical Equipment – 3.1%
Legrand S.A.	32,463	$2,563,599
Philips Lighting N.V. (n)	54,356	1,621,060
Schneider Electric SE	56,702	5,472,249
		$9,656,908
Electronics – 4.2%
Samsung Electronics Co. Ltd.	144,743	$6,163,970
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	128,197	6,805,978
		$12,969,948
Energy - Independent – 0.2%
CNOOC Ltd.	337,000	$489,052
Energy - Integrated – 5.5%
BP PLC	892,828	$5,545,057
China Petroleum & Chemical Corp.	5,484,000	3,075,448
Eni S.p.A.	241,384	3,647,002
Galp Energia SGPS S.A., “B”	157,476	2,563,334
LUKOIL PJSC, ADR	24,067	2,293,104
		$17,123,945
Engineering - Construction – 0.6%
Bouygues S.A.	25,213	$1,029,977
Daelim Industrial Co. Ltd.	10,457	795,906
		$1,825,883
Entertainment – 1.0%
CTS Eventim AG	48,563	$2,964,003
Food & Beverages – 2.9%
AVI Ltd.	138,585	$820,940
JBS S.A.	324,099	2,177,737
Nestle S.A.	51,923	5,395,838
WH Group Ltd.	765,500	786,227
		$9,180,742
Food & Drug Stores – 2.0%
Seven & I Holdings Co. Ltd.	81,100	$3,021,569
Tesco PLC	540,543	1,603,761
Wesfarmers Ltd.	59,881	1,716,134
		$6,341,464

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.7%
Genting Berhad	1,236,100	$1,725,479
Great Canadian Gaming Corp. (a)	15,961	512,127
		$2,237,606
Health Maintenance Organizations – 0.5%
Qualicorp S.A.	187,300	$1,626,198
Insurance – 5.7%
Aegon N.V.	162,868	$734,235
Aviva PLC	281,902	1,472,246
China Pacific Insurance Co. Ltd.	749,400	2,651,794
Fairfax Financial Holdings Ltd.	2,835	1,280,606
Manulife Financial Corp.	201,811	3,969,978
Samsung Fire & Marine Insurance Co. Ltd.	12,422	2,445,172
Zurich Insurance Group AG	13,581	5,327,826
		$17,881,857
Internet – 1.0%
Alibaba Group Holding Ltd., ADR (a)	5,277	$1,055,400
Tencent Holdings Ltd.	46,900	1,987,905
		$3,043,305
Machinery & Tools – 2.8%
Atlas Copco AB, “A”	88,539	$3,243,668
Doosan Bobcat, Inc.	110,371	2,924,787
NFI Group, Inc.	47,647	965,279
PT United Tractors Tbk	495,200	734,637
Weichai Power Co. Ltd., “H”	558,000	953,755
		$8,822,126
Major Banks – 7.6%
ABSA Group Ltd.	244,953	$2,460,893
Banco do Brasil S.A.	125,800	1,419,016
Bank of China Ltd.	2,279,000	914,156
BNP Paribas	71,944	4,039,919
China Construction Bank	4,442,000	3,535,192
Industrial & Commercial Bank of China, “H”	2,265,000	1,614,540
National Australia Bank Ltd.	238,067	4,169,029
Nedbank Group Ltd.	95,816	1,431,553
Sumitomo Mitsui Financial Group, Inc.	112,400	4,096,328
		$23,680,626
Medical & Health Technology & Services – 1.1%
Miraca Holdings, Inc.	25,300	$625,479
Netcare Ltd.	916,253	1,250,174
Sonic Healthcare Ltd.	73,545	1,498,345
		$3,373,998
Medical Equipment – 0.8%
Olympus Corp.	165,300	$2,452,581
Metals & Mining – 3.4%
Anglo American PLC	77,451	$2,029,970
Fortescue Metals Group Ltd.	333,695	2,196,171
JFE Holdings, Inc.	35,700	454,995
Kumba Iron Ore Ltd.	14,347	367,905
POSCO	8,591	1,676,523

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
Rio Tinto PLC	69,218	$3,761,313
		$10,486,877
Natural Gas - Distribution – 0.5%
ENGIE S.A.	94,592	$1,496,485
Other Banks & Diversified Financials – 5.1%
Abu Dhabi Commercial Bank	246,167	$505,986
Banco Macro S.A., ADR	17,899	462,689
DBS Group Holdings Ltd.	206,000	3,803,100
Intesa Sanpaolo S.p.A.	1,507,431	3,820,525
ORIX Corp.	191,400	3,134,480
REC Ltd.	342,945	659,239
Sberbank of Russia PJSC, ADR	197,857	2,894,648
Turkiye Garanti Bankasi A.S. (a)	373,950	656,994
		$15,937,661
Pharmaceuticals – 7.0%
Bayer AG	47,152	$3,568,784
Novartis AG	76,477	7,040,473
Novo Nordisk A.S., “B”	42,307	2,377,940
Roche Holding AG	28,078	8,653,639
		$21,640,836
Printing & Publishing – 0.6%
Transcontinental, Inc., “A”	171,488	$1,897,819
Railroad & Shipping – 1.7%
East Japan Railway Co.	33,100	$3,045,243
Sankyu, Inc.	42,400	2,184,788
		$5,230,031
Real Estate – 3.8%
Daiwa House Industry Co. Ltd.	114,500	$3,503,362
Fortune REIT	1,109,000	1,287,780
Longfor Properties Co. Ltd.	734,500	3,007,227
Unibail-Rodamco-Westfield, REIT	21,470	3,356,432
Wheelock & Co. Ltd.	91,000	565,550
		$11,720,351
Restaurants – 1.1%
Greggs PLC	51,686	$1,391,777
Yum China Holdings, Inc.	42,740	1,902,785
		$3,294,562
Specialty Chemicals – 1.7%
Akzo Nobel N.V.	24,014	$2,299,575
L'Air Liquide S.A.	9,548	1,294,367
PTT Global Chemical PLC	949,800	1,689,477
		$5,283,419
Specialty Stores – 1.0%
ABC-MART, Inc.	37,300	$2,484,281
K's Holdings Corp.	58,800	723,081
		$3,207,362

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 2.9%
KDDI Corp.	185,800	$5,328,456
Vodafone Group PLC	1,800,529	3,571,316
		$8,899,772
Telephone Services – 1.5%
China Telecom Corp. Ltd.	2,412,000	$912,043
Hellenic Telecommunications Organization S.A.	91,846	1,380,187
Koninklijke KPN N.V.	296,671	913,852
PT XL Axiata Tbk (a)	2,622,400	620,972
Telekomunikacja Polska S.A. (a)	585,403	955,071
		$4,782,125
Tobacco – 3.0%
British American Tobacco PLC	101,811	$4,029,323
Imperial Tobacco Group PLC	61,195	1,348,024
Japan Tobacco, Inc.	169,400	3,860,658
		$9,238,005
Utilities - Electric Power – 1.9%
Enel S.p.A.	182,732	$1,380,222
Engie Brasil Energia S.A.	148,600	1,639,736
Iberdrola S.A.	241,129	2,371,740
NTPC Ltd.	346,185	561,472
		$5,953,170
Total Common Stocks		$302,522,510
Preferred Stocks – 1.3%
Electronics – 0.3%
Samsung Electronics Co. Ltd.	29,130	$1,007,459
Major Banks – 0.7%
Itau Unibanco Holding S.A.	269,860	$2,215,673
Utilities - Electric Power – 0.3%
Companhia Paranaense de Energia	60,400	$901,333
Total Preferred Stocks		$4,124,465
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.73% (v)	2,562,900	$2,563,156

Other Assets, Less Liabilities – 0.7%		2,242,859
Net Assets – 100.0%		$311,452,990
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,563,156 and $306,646,975, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,621,060, representing 0.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$48,948,999	$—	$—	$48,948,999
United Kingdom	32,743,533	—	—	32,743,533
France	31,202,964	—	—	31,202,964
Switzerland	26,417,776	—	—	26,417,776
China	24,812,332	—	—	24,812,332
Canada	18,085,364	—	—	18,085,364
South Korea	16,286,033	—	—	16,286,033
Australia	13,244,810	—	—	13,244,810
Germany	11,260,198	—	—	11,260,198
Other Countries	81,955,489	1,689,477	—	83,644,966
Mutual Funds	2,563,156	—	—	2,563,156
Total	$307,520,654	$1,689,477	$—	$309,210,131
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,436,778	$10,681,080	$12,554,197	$(223)	$(282)	$2,563,156
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,306	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2019, are as follows:
Japan	15.8%
United Kingdom	10.5%
France	10.0%
Switzerland	8.5%
China	8.0%
Canada	5.8%
South Korea	5.2%
Australia	4.3%
Germany	3.6%
Other Countries	28.3%